FAIR VALUE MEASUREMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENT
Intangible Assets, Net (Excluding Goodwill)	$ 383,289	$ 1,208,340
Goodwill	8,107,014	5,529,178	$ 0
Goodwill, Impairment Loss	0	0
Asset Impairment Charges	$ 835,344	$ 0	$ 0